Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss from continuing operations		$ (26,921)	$ (28,945)	$ (55,210)
Less: Net loss attributable to noncontrolling interest from continuing operation		(454)	(190)	(54)
Net loss from continuing operations attributable to Borqs Technologies, Inc.		(26,467)	(28,755)	(55,156)
Accretion to redemption value of preferred shares for continuing operations
Net loss from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders		(26,467)	(28,755)	(55,156)
Net income (loss) from discontinued operations			(9,916)	(1,392)
Less: Net income (loss) attributable to noncontrolling interest from discontinued operation			(4,639)	(683)
Net income (loss) from discontinued operations attributable to Borqs Technologies, Inc.			(5,277)	(709)
Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders		$ (26,467)	$ (34,032)	$ (55,865)
Denominator:
Weighted-average number of ordinary shares—basic (in Shares)	[1]	13,059,041	1,912,591	614,227
Weighted-average number of ordinary shares—diluted (in Shares)	[1]	13,059,041	1,912,591	614,227
Weighted-average number of shares outstanding from discontinued operations—basic (in Shares)	[1]	13,059,041	1,912,591	614,227
Weighted-average number of shares outstanding from discontinued operations—diluted (in Shares)	[1]	13,059,041	1,912,591	614,227
Net loss per share from continuing operations attributable to Borqs Technologies, Inc.
Loss per share—Basic: (in Dollars per share)	[1]	$ (2.03)	$ (15.03)	$ (89.8)
Loss per share—Diluted: (in Dollars per share)	[1]	(2.03)	(15.03)	(89.8)
Net earnings (loss) per share from discontinued operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic: (in Dollars per share)	[1]		(2.76)	(1.15)
Earnings (loss) per share—Diluted: (in Dollars per share)	[1]		(2.76)	(1.15)
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic: (in Dollars per share)	[1]	(2.03)	(17.79)	(90.95)
Loss per share—Diluted: (in Dollars per share)	[1]	$ (2.03)	$ (17.79)	$ (90.95)

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023